Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on Higher of Outstanding Balance or Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
In Millions, unless otherwise specified
	Mar. 31, 2012 Borrower 1 USD ($)	Mar. 31, 2012 Borrower 1 INR	Mar. 31, 2011 Borrower 1 INR	Mar. 31, 2012 Borrower 2 USD ($)	Mar. 31, 2012 Borrower 2 INR	Mar. 31, 2011 Borrower 2 INR	Mar. 31, 2012 Borrower 3 USD ($)	Mar. 31, 2012 Borrower 3 INR	Mar. 31, 2011 Borrower 3 INR	Mar. 31, 2012 Borrower 4 USD ($)	Mar. 31, 2012 Borrower 4 INR	Mar. 31, 2011 Borrower 4 INR	Mar. 31, 2012 Borrower 5 USD ($)	Mar. 31, 2012 Borrower 5 INR	Mar. 31, 2011 Borrower 5 INR	Mar. 31, 2012 Borrower 6 USD ($)	Mar. 31, 2012 Borrower 6 INR	Mar. 31, 2011 Borrower 6 INR	Mar. 31, 2012 Borrower 7 USD ($)	Mar. 31, 2012 Borrower 7 INR	Mar. 31, 2011 Borrower 7 INR	Mar. 31, 2012 Borrower 8 USD ($)	Mar. 31, 2012 Borrower 8 INR	Mar. 31, 2011 Borrower 8 INR	Mar. 31, 2012 Borrower 9 USD ($)	Mar. 31, 2012 Borrower 9 INR	Mar. 31, 2011 Borrower 9 INR	Mar. 31, 2012 Borrower 10 USD ($)	Mar. 31, 2012 Borrower 10 INR	Mar. 31, 2011 Borrower 10 INR	Mar. 31, 2012 Funded Exposure Borrower 1 INR	Mar. 31, 2011 Funded Exposure Borrower 1 INR	Mar. 31, 2012 Funded Exposure Borrower 2 INR	Mar. 31, 2011 Funded Exposure Borrower 2 INR	Mar. 31, 2012 Funded Exposure Borrower 3 INR	Mar. 31, 2011 Funded Exposure Borrower 3 INR	Mar. 31, 2012 Funded Exposure Borrower 4 INR	Mar. 31, 2011 Funded Exposure Borrower 4 INR	Mar. 31, 2012 Funded Exposure Borrower 5 INR	Mar. 31, 2011 Funded Exposure Borrower 5 INR	Mar. 31, 2012 Funded Exposure Borrower 6 INR	Mar. 31, 2011 Funded Exposure Borrower 6 INR	Mar. 31, 2012 Funded Exposure Borrower 7 INR	Mar. 31, 2011 Funded Exposure Borrower 7 INR	Mar. 31, 2012 Funded Exposure Borrower 8 INR	Mar. 31, 2011 Funded Exposure Borrower 8 INR	Mar. 31, 2012 Funded Exposure Borrower 9 INR	Mar. 31, 2011 Funded Exposure Borrower 9 INR	Mar. 31, 2012 Funded Exposure Borrower 10 INR	Mar. 31, 2011 Funded Exposure Borrower 10 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 1 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 1 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 2 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 2 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 3 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 3 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 4 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 4 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 5 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 5 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 6 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 6 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 7 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 7 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 8 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 8 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 9 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 9 INR	Mar. 31, 2012 Non-Funded Exposure Borrower 10 INR	Mar. 31, 2011 Non-Funded Exposure Borrower 10 INR
Concentration Risk [Line Items]
Total Exposure	$ 1,791.2	91,154.8	65,030.5	$ 1,041.5	53,002.9	57,579.5	$ 1,024.7	52,149.1	22,881.3	$ 835.1	42,500.0	30,000.0	$ 589.5	30,000.0	0	$ 589.5	30,000.0	30,000.0	$ 547.4	27,855.9	21,232.4	$ 475.5	24,198.3	0	$ 436.4	22,206.6	0	$ 424.7	21,610.9	0	91,154.8	65,030.5	24,500.0	33,579.5	12,761.6	1,209.1	42,500.0	30,000.0	30,000.0	0	30,000.0	30,000.0	3,650.0	418.9	24,184.3	0	22,206.6	0	3,229.1	0	0	0	28,502.9	24,000.0	39,387.5	21,672.2	0	0	0	0	0	0	24,205.9	20,813.5	14.0	0	0	0	18,381.8	0